Subsequent Events	12 Months Ended
Dec. 31, 2024
Subsequent Events [Abstract]
Subsequent events
27.	Subsequent events

Our Company actively participates in the investigation of trade practices in Mexico and other countries to avoid, to the extent possible, the imposition of tariffs on its products. On June 24, 2019, the preliminary dumping tariff of 3.65% was published for the period from November 1, 2016, to October 31, 2017, which was imposed on rebar exports to the United States of America. On February 25, 2020, Customs and Border Protection issued a assessment to the Company for USD $1.4 million, applying a rate of 69.07%, different from the 3.65% rate, based on an error in the dollar sales value reported in the database submitted by Greenberg Trauring during the administrative review conducted by the DOC. The case remains open to date, with the assessments pending.

On January 16, 2020, the preliminary dumping tariff of 6.75% for the period from November 1, 2017, to October 31, 2018, was published. This tariff was imposed on rebar exports to the United States of America; however, it was reduced to 1.46%, given the nearly unobserved result of the physical inspection conducted at the San Luis Potosí plant. The Company made a payment of USD $208,000 in September 2021.

By order of the United States Department of Commerce (DOC), the Company did not participate in the review corresponding to the period from November 1, 2018, to October 31, 2019. The dumping rate established was 4.93, published in September 2021, for which the Company made a payment of USD $189,000 on March 30, 2022.

On January 6, 2021, the dumping review process began for the period from November 1, 2019, to October 31, 2020. On November 30, 2021, the DOC published a preliminary dumping rate for the Company of 66.70%, arguing and/or justifying deficiencies in the information. On June 1, 2022, it was ratified as the final result. On June 22, 2022, the Company decided to challenge this result before the Court of International Trade (CIT). On April 25, 2024, the Court of International Trade remanded the final results to Commerce to (1) reopen the administrative review file to accept the Company’s submission of information rejected by the DOC on October 18, 2021, on the grounds that it was submitted untimely and to request additional information as needed, and (2) conduct a new analysis to determine whether the application of the 66.7% rate is justified. In the final remand resolution published on November 21, 2024, as a result of the reopening, the DOC calculated a new dumping margin for the Company at a final and definitive rate of 0.00%. Consequently, the Company is released from its duties on exports for that period. On December 7, 2022, the U.S. Department of Commerce (DOC) published a preliminary antidumping rate of 6.35% for the Company’s rebar producers and exporters for the period from November 1, 2020, to October 31, 2021. The Company’s final antidumping rate was 5.93%, published by the DOC on August 9, 2023.

By order of the U.S. Department of Commerce (DOC), the Company did not participate in the review for the period from November 1, 2021, to October 31, 2022. On November 8, 2023, the DOC published a preliminary dumping rate of 2.88% for the Company’s rebar exports. On May 10, 2024, the DOC published the final result of 2.11%.

By order of the United States Department of Commerce (DOC), the Company did not participate in the review corresponding to the period from November 1, 2022 to October 31, 2023. On December 2, 2024, the DOC published the preliminary dumping rate of 8.88% on the Company’s rebar exports. The final dumping rate result is estimated to be presented in June 2025.